Financial Instruments (Details) - Schedule of financial liabilities held by the Group - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current:
Lease liabilities	£ 14,125	£ 6,540
Stocking loans	116,155	86,709
Mortgages	523	1,368
Warrants	6,648
Total	137,451	94,617
Non- current:
Lease liabilities	46,702	41,508
Mortgages	1,776	2,126
Warrants
Total	£ 48,478	£ 43,634